Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Compensation
Summary of awards granted

			Fair value at
Awards	Number	Grant date	grant date
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1, 2020	$2.02

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the period	233,688	—	472
Vested during the period	(37,327)	—	(882)
Outstanding as of June 30, 2020	272,828	2.54	1,380
PCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the period	233,688	—	472
Vested during the period	(31,105)	—	(734)
Forfeited during the period	(6,222)	—	(148)
Outstanding as of June 30, 2020	272,828	2.54	1,380